THE ALGER PORTFOLIOS

Class I-2 Prospectus

Alger Balanced Portfolio

Supplement dated January 21, 2011 to the
Prospectus dated May 1, 2010

The following replaces the entry under the heading "Management" on page 29 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Managers:

Andrew Silverberg Senior Vice President and Portfolio Manager Since January 2007	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011	Steve Thumm Senior Vice President Since January 2011

The following replaces the entries for Alger Balanced Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 40 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Balanced Portfolio	Portfolio Managers: Andrew Silverberg Dan C. Chung, CFA Steve Thumm	January 2007 January 2011 January 2011

In addition, the following replaces the paragraph regarding Mr. Curry on page 40 of the Prospectus (Mr. Curry is no longer employed by the Manager):

"Mr. Thumm has been employed by the Manager since 2001 and currently serves as Senior Vice President."

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THE ALGER PORTFOLIOS

Alger Balanced Portfolio

Supplement dated January 21, 2011 to the
Statement of Additional Information
dated May 1, 2010

(1)  A line item regarding other accounts managed by Steve Thumm replaces the information for John Curry in the table under "Other Accounts Managed by Portfolio Managers" on page 25 of the Statement of Additional Information, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles	Other Accounts
Steve Thumm*	2	$(773.8)	—	—

* This information is provided as of January 18, 2011.

(2)  A line item regarding Steve Thumm's ownership of Fund shares in the table under "Securities Owned by the Portfolio Managers" on page 26 of the Statement of Additional Information replaces the information for John Curry, as follows: "Currently Mr. Thumm does not own any shares of Alger Balanced Portfolio."

Mr. Curry is no longer employed by the Manager.

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